Income (Loss) Per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Class of Stock [Line Items]
Net loss attributable to MDC Partners Inc.	$ 1,003	$ (7,678)	$ (1,752)	$ 4,290	$ (113)	$ (87,872)	$ (16,125)	$ 3,406	$ (29,416)	$ (5,253)	$ (130,007)	$ 241,086
Numerator
Net income (loss) attributable to MDC Partners Inc. common shareholders	$ (2,437)				$ (2,496)					(17,557)	(138,362)	204,832
Adjustment to Net Income, Allocated to Convertible Shares										0	0	106
Income (Loss) from Continuing Operations Attributable to Parent, Diluted										$ (17,557)	$ (138,362)	$ 204,938
Denominator
Denominator for basic income (loss) per common share - weighted average common shares	72,397,661				60,258,102					69,132,100	57,218,994	55,255,797
Weighted Average Number Diluted Shares Outstanding Adjustment										0	0	225,989
Denominator for diluted income (loss) per common share - adjusted weighted shares and assumed conversions	72,397,661				60,258,102					69,132,100	57,218,994	55,481,786
Earnings per share, basic	$ (0.03)				$ (0.04)					$ (0.25)	$ (2.42)	$ 3.71
Earnings per share, diluted	$ (0.03)				$ (0.04)					$ (0.25)	$ (2.42)	$ 3.70
Antidilutive securities excluded from computation of earnings per share (shares)	2,835,770,000
Series 4 Convertible Preferred Stock | Convertible Preference Shares
Numerator
Accretion on and net income allocated to convertible preference shares	$ 3,440				$ 2,383					$ 12,304	$ 8,355	$ 6,352
Net Income Allocated to Convertible Shares										$ 0	$ 0	$ (29,902)
Denominator
Antidilutive securities excluded from computation of earnings per share (shares)					1,633,464,000					5,450,426,000	1,442,518,000	0